Offerings	Dec. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	158.25
Maximum Aggregate Offering Price	$ 79,125,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,927.16
Offering Note
(1)Pursuant to Rule 416(c) under the Securities Act of 1933, this Registration Statement also covers additional securities that may be issued as a result of stock splits, stock dividends, recapitalization or other similar transactions as well as an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein.
The maximum aggregate offering price reflected in the table above has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) of the Securities Act of 1933. The offering price per unit and maximum aggregate offering price are based on the average of the high ($159.85) and low ($156.65) sales prices of the common stock, as reported on the New York Stock Exchange, on December 19, 2025.The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Participation Interests
Amount of Registration Fee	$ 0
Offering Note
(1)Pursuant to Rule 416(c) under the Securities Act of 1933, this Registration Statement also covers additional securities that may be issued as a result of stock splits, stock dividends, recapitalization or other similar transactions as well as an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein.
The maximum aggregate offering price reflected in the table above has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) of the Securities Act of 1933. The offering price per unit and maximum aggregate offering price are based on the average of the high ($159.85) and low ($156.65) sales prices of the common stock, as reported on the New York Stock Exchange, on December 19, 2025.In accordance with Rule 457(h)(2) of the Securities Act, no registration fee is required to be paid.The Registrant does not have any fee offsets.